Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities:
Net earnings, including noncontrolling interests	$ 319	$ 426	$ 534
Adjustments:
Depreciation and amortization	180	202	191
Annuity benefits	510	444	435
Realized gains on investing activities	(74)	(92)	(34)
Net purchases of trading securities	(45)	(11)	(51)
Deferred annuity and life policy acquisition costs	(239)	(195)	(155)
Change in:
Reinsurance and other receivables	(228)	555	352
Other assets	(101)	(1)	131
Insurance claims and reserves	134	(413)	(421)
Payable to reinsurers	155	(150)	(41)
Other liabilities	245	4	(17)
Managed investment entities' assets/liabilities	(212)	89
Other operating activities, net	23	6	(9)
Net cash provided by (used in) operating activities	667	864	915
Investing Activities:
Purchases of fixed maturities	(5,321)	(4,979)	(4,855)
Purchases of equity securities	(397)	(223)	(21)
Purchases of mortgage loans	(190)	(159)	(82)
Purchases of real estate, property and equipment	(86)	(74)	(62)
Purchases of subsidiaries		(128)	(5)
Proceeds from maturities and redemptions of fixed maturities	1,974	2,081	1,934
Proceeds from repayments of mortgage loans	269	71	11
Proceeds from sales of fixed maturities	1,293	1,540	2,207
Proceeds from sales of equity securities	198	49	127
Proceeds from sales of real estate, property and equipment	3	4	1
Proceeds from sale of subsidiary	9
Managed investment entities:
Purchases of investments	(1,563)	(1,008)
Proceeds from sales and redemptions of investments	1,391	1,018
Cash and cash equivalents of businesses acquired or sold, net	(5)	95	(23)
Other investing activities, net	(14)	8	(15)
Net cash provided by (used in) investing activities	(2,439)	(1,705)	(783)
Financing Activities:
Annuity receipts	3,326	2,282	1,434
Annuity surrenders, benefits and withdrawals	(1,321)	(1,221)	(1,273)
Net transfers from (to) variable annuity assets	39	7	(10)
Additional long-term borrowings	2	159	581
Reductions of long-term debt	(20)	(39)	(785)
Issuances of managed investment entities' liabilities	394
Retirement of managed investment entities' liabilities	(66)	(45)
Issuances of Common Stock	39	32	15
Repurchases of Common Stock	(315)	(292)	(81)
Cash dividends paid on Common Stock	(67)	(63)	(60)
Other financing activities, net	(14)		(97)
Net cash provided by (used in) financing activities	1,997	820	(276)
Net Change in Cash and Cash Equivalents	225	(21)	(144)
Cash and cash equivalents at beginning of year	1,099	1,120	1,264
Cash and cash equivalents at end of year	$ 1,324	$ 1,099	$ 1,120